S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Founder Shares [Member]	Oct. 01, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	375,000
NC Fortune Global Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,875,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.0087